[STRONG LOGO]

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

STRONG ADVISOR BOND FUND - CLASS K                      STRONG DISCOVERY FUND II - INVESTOR CLASS

STRONG RETIREMENT EQUITY FUNDS - CLASS K                STRONG MID CAP GROWTH FUND II - INVESTOR CLASS
Strong Advisor Large Company Core Fund
Strong Advisor U.S. Value Fund                          STRONG MULTI CAP VALUE FUND II - INVESTOR CLASS
Strong Dividend Income Fund
Strong Enterprise Fund                                  STRONG OPPORTUNITY FUND II - INVESTOR CLASS
Strong Growth Fund
Strong Growth and Income Fund                           STRONG OPPORTUNITY FUND II - ADVISOR CLASS
Strong Large Company Growth Fund
Strong Opportunity Fund


SUPPLEMENT DATED SEPTEMBER 15, 2004, TO ABOVE STRONG FUND PROSPECTUSES, DATED ON OR AFTER MARCH 1, 2004, AND BEFORE MAY 21, 2004, AS PREVIOUSLY SUPPLEMENTED.

ALL FUNDS
REORGANIZATION AND MEETING OF SHAREHOLDERS. In August, the Strong Funds' Board of Directors ("BOARD") approved the reorganization of the Strong Funds into the Wells Fargo Funds ("REORGANIZATION"), as shown in the table that follows, and interim investment advisory agreements between the Strong Funds and Wells Fargo Funds Management and certain sub-advisors ("INTERIM AGREEMENTS"). A special meeting of the shareholders of the Strong Funds is to be held on December 10, 2004, at which shareholders will vote on whether to approve the Reorganization and Interim Agreements. The Board approved the Reorganization and Interim Agreements because it believes they are in the best interest of shareholders. Additional information will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in October 2004.

------------------------------------------------------------ ---------------------------------------------------------
                        STRONG FUND                                              WELLS FARGO FUND
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Bond Fund                                     Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor Large Company Core Fund                       Wells Fargo Large Company Core Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Advisor U.S. Value Fund                               Wells Fargo U.S. Value Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Dividend Income Fund                                  Wells Fargo Dividend Income Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Enterprise Fund                                       Wells Fargo Enterprise Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Growth Fund                                           Wells Fargo Growth Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Growth and Income Fund                                Wells Fargo Growth and Income Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Large Company Growth Fund                             Wells Fargo Capital Growth Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Opportunity Fund                                      Wells Fargo Opportunity Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Discovery Fund II                                     Wells Fargo (Variable) Discovery Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Mid Cap Growth Fund II                                Wells Fargo (Variable) Discovery Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Multi Cap Value Fund II                               Wells Fargo (Variable) Multi Cap Value Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------
Strong Opportunity Fund II                                   Wells Fargo (Variable) Opportunity Fund (NEW)
------------------------------------------------------------ ---------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER(S)":

On May 26, 2004, Strong announced that it reached a definitive agreement with Wells Fargo & Company ("Wells Fargo") to acquire assets of Strong Financial Corporation and certain of its affiliates, including Strong Capital Management, Inc. ("Strong"), the investment advisor to the Strong Family of Funds. As part of the proposed transaction, Strong will be seeking approval from the Board of Directors of the Strong Funds ("Board") on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The transaction, which is anticipated to close in the first quarter of 2005, is subject to a number of conditions, including that the Board must determine whether the transaction is in the best interest of each Strong Fund and its shareholders. If the Board so determines, you will receive additional information from Strong requesting your approval regarding the transaction as it relates to your Strong Fund.

Wells Fargo, a diversified financial services company, was founded in 1852 and is primarily engaged in providing banking, insurance, investments, mortgage, and consumer finance services through its wholly owned subsidiaries. As of June 30, 2004, Wells Fargo had $420 billion in assets and Wells Fargo Funds Management, LLC, with 69 mutual funds, had over $76 billion in assets.

STRONG ADVISOR BOND FUND
Effective April 21, 2004, Messrs. W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund. Mr. Koster's biography is found below. Mr. Price's biography can be found on page 11 of the Strong Advisor Bond Fund - Class K prospectus.

     W. FRANK KOSTER co-manages the ADVISOR BOND FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Fund since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective May 4, 2004, Mr. Eric F. Crigler is the sole Portfolio Manager of the Strong Advisor Large Company Core Fund. Mr. Crigler's biography is found below.

     ERIC F. CRIGLER, CFA, manages the ADVISOR LARGE COMPANY CORE FUND. He has managed the Fund since May 2004. Mr. Crigler joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst(R) designation. Since January 1999, Mr. Crigler has been a manager of equity accounts. Mr. Crigler received his bachelor's degree in mathematics from Murray State University in 1990 and his master's of business administration degree in finance and economics from Indiana University in 1996.

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective  June 7,  2004,  the  first  full  paragraph  on page 1 of the  Strong
Retirement Equity Funds - Class K prospectus under "What are the Funds' principal investment strategies?" is deleted and replaced with the following:

     The ADVISOR LARGE COMPANY CORE FUND invests, under normal conditions, at least 80% of its net assets in securities of large-capitalization companies which offer the potential for capital growth or which are believed to be undervalued relative to the market based on earnings potential, discounted cash flows, or asset value, which may include income-producing equity securities. Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) at the time of investment. To select investments, the manager attempts to identify companies that are undervalued or have growth potential (e.g., expected sales or earnings growth) that is not currently reflected in the companies' stock price by utilizing both internal and independent research regarding the expected growth, margin structure, and capital intensity of the business. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may utilize an active trading approach. The manager may choose to sell a holding when it no longer offers attractive growth prospects or appears to be overvalued relative to the market, or to take advantage of a better investment opportunity.

STRONG LARGE COMPANY GROWTH FUND
Effective May 4, 2004, Mr. Thomas J. Pence, CFA, is the sole Portfolio Manager of the Strong Large Company Growth Fund. His biography can be found on page 22 of the Strong Retirement Equity Funds - Class K prospectus.

STRONG LARGE COMPANY GROWTH FUND
Effective June 7, 2004, the second paragraph on page 4 of the Strong Retirement Equity Funds - Class K prospectus under "What are the Funds' principal investment strategies?" is deleted and replaced with the following:

     The LARGE COMPANY GROWTH FUND invests, under normal conditions, at least 80% of its net assets in securities of large-capitalization companies that its manager believes offer the potential for above-average earnings growth, which may include income-producing equity securities. To identify stocks that offer the opportunity for growth, the manager looks for stocks that have attractive growth prospects (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry). Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index at the time of investment. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may also invest up to 25% of its net assets in foreign securities and may utilize an active trading approach. The manager may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

STRONG MID CAP GROWTH FUND II
Effective immediately, the Derivatives risk paragraph under "What are the main risks of investing in the Fund?" beginning on page 1 of the Strong Mid Cap Growth Fund II - Investor Class prospectus is deleted.

ALL FUNDS
The "Short-Term Trading" paragraph under "Additional Information" in the prospectus is deleted and replaced with the following:

The Fund attempts to deter short-term trading. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions;
(3) the time frame between which purchases and redemptions are executed, including exchanges and sharedrafts (for bond funds offering checkwriting); and
(4) the Fund's asset size. Shareholders who purchase shares and then redeem within thirty-five calendar days, using the last-in, first-out method to determine the holding period, have executed a short-term trade and may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a change to, discontinuance of, or temporary suspension of any or all account services. Please see the "Reserved Rights" section for the Fund's additional reserved rights.

Although the Fund attempts to deter short-term trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by underlying shareholders in such accounts and the administrators of the accounts may impose different or no restrictions on this type of trading by underlying shareholders. Therefore, the Fund cannot always know about or reasonably be expected to detect short-term trading. If the Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund, including by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses.

STRONG MULTI CAP VALUE FUND II
The last paragraph on page 4 of the Multi Cap Value Fund II - Investor Class prospectus under "Who are the Fund's investment advisor and portfolio manager?" is deleted and replaced with the following:

     I. CHARLES RINALDI manages the Fund. Mr. Rinaldi joined Strong as a Portfolio Manager in November 1997 and has managed the Fund since March 2001. Mr. Rinaldi received his bachelor's degree in biology from St. Michael's College in 1965 and his master's of business administration degree in finance from Babson College in 1970.






RT46199 09-04                                                       WH4160 08-04